Note 18 - Share Capital	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
Note 18:	Share capital

(a)	Authorized

Unlimited common shares without par value.

Unlimited preferred shares – nil issued and outstanding.

(b)	Share issuances

During the year ended December 31, 2025:

i.	The Company issued 8,394,045 common shares as part of the QPM acquisition with a fair market value of $4,533. Transaction costs incurred in respect of the acquisition were $199 (note 6).

ii.

The Company closed a non-brokered private equity placement for gross proceeds of $4,306, consisting of 6,728,000 units at C$0.64 per unit. Each unit consisted of one common share of Fury Gold and one common share purchase warrant exercisable to purchase one Fury Gold common share at C$0.80 for a period of three years. Share issuance costs incurred in respect of the private placement were $123.

iii.

156,000 shares were issued as a result of share options being exercised with a weighted average exercise price of C$0.55 for gross proceeds of $85. The amount of $43 attributed to these share options was transferred from the equity reserves and recorded against share capital.

iv.

75,000 shares were issued as a result of share options being exercised with a weighted average exercise price of C$0.55 for gross proceeds of $41. The amount of $21 attributed to these share options was transferred from the equity reserves and recorded against share capital.

v.

During June 2025, the Company issued 3,999,701 flow-through shares for gross proceeds of $3,080 ( “June 2025 Offering”). Share issuance costs related to the June 2025 Offering totaled $223, which included $183 in commissions and $40 in other issuance costs. A reconciliation of the impact of the June 2025 Offering on share capital is as follows:

	Number of common shares	Impact on share capital
Flow-through shares issued at C$0.77 per share	3,999,701	$3,080
Cash share issue costs	-	(223)
Proceeds net of share issue costs	3,999,701	2,857
Less: flow-through share premium liability (note 13)	-	(400)
Total allocated to share capital	3,999,701	$2,457

vi.

In connection with the June 2025 Offering, a certain shareholder of the Company exercised its existing participation rights and acquired 440,000 Fury Gold common shares at a price of C$0.67 per share for gross proceeds of $295.

vii.

During Oct 2025, the Company issued (i) 9,915,000 flow-through units at a price of C$1.21 per unit and (ii) 6,003,000 flow-through at a price of C$1.00 per share, for total aggregate gross proceeds of $18,000 ( “Oct 2025 Offering”). Each unit consists of one common share of Fury Gold and one-half common share purchase warrant, two of which is exercisable to purchase one additional common share at C$1.20 per warrant share for a period of two years. Share issuance costs related to the Oct 2025 Offering totaled $1,396, which included $1,198 in commissions and $198 in other issuance costs. A reconciliation of the impact of the Oct 2025 Offering on share capital is as follows:

	Number of common shares	Impact on share capital
Flow-through shares issued at C$1.21 and C$1.00 per share	15,918,000	$18,000
Cash share issue costs	-	(1,396)
Proceeds net of share issue costs	15,918,000	16,604
Less: fair value of warrants issued	-	(1,296)
Less: flow-through share premium liability (note 13)	-	(846)
Total allocated to share capital	15,918,000	$14,462

viii.

The Company closed a non-brokered private equity placement for gross proceeds of $1,300, consisting of 1,494,253 units at C$0.87 per unit. Each unit consists of one common share of Fury Gold and one-half common share purchase warrant, two of which is exercisable to purchase one additional common share at C$1.20 per warrant share for a period of two years. Share issuance costs incurred in respect of the private placement were $78.

During the year ended December 31, 2024:

During June 2024, the Company issued 5,320,000 flow-through shares for gross proceeds of $5,001 ( “June 2024 Offering”). Share issuance costs related to the June 2024 Offering totaled $533, which included $300 in commissions and $233 in other issuance costs. A reconciliation of the impact of the June 2024 Offering on share capital is as follows:

	Number of common shares	Impact on share capital
Flow-through shares issued at C$0.94 per share	5,320,000	$5,001
Cash share issue costs	-	(533)
Proceeds net of share issue costs	5,320,000	4,468
Less: flow-through share premium liability (note 13)	-	(2,022)
Total allocated to share capital	5,320,000	$2,446